12. Income Taxes (Details 2) (CAD)	Dec. 31, 2012
Operating losses amount-State	315,734
Expiry Year 1
Operating losses expiration year	2015
Operating losses amount-State	8,950
Expiry Year 2
Operating losses expiration year	2026
Operating losses amount-State	35,123
Expiry Year 3
Operating losses expiration year	2027
Operating losses amount-State	61,618
Expiry Year 4
Operating losses expiration year	2028
Operating losses amount-State	64,307
Expiry Year 5
Operating losses expiration year	2029
Operating losses amount-State	55,493
Expiry Year 6
Operating losses expiration year	2030
Operating losses amount-State	31,583
Expiry Year 7
Operating losses expiration year	2031
Operating losses amount-State	34,597
Expiry Year 8
Operating losses expiration year	2032
Operating losses amount-State	24,063